Fair Value Of Financial Instruments (Schedule Of Gross Unrealized Losses On Investment Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	$ (66)	$ (199)
Less than 12 months, Fair value	5,199	7,685
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(65)	(191)
Less than 12 months, Fair value	5,003	6,930
US Government Or Government Agencies' Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Unrealized losses	(1)	(8)
Less than 12 months, Fair value	$ 196	$ 755